Investment Securities - Additional Information (Detail) - CAD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Apr. 30, 2025	Jan. 31, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Disclosure of detailed information about financial instruments [line items]
Fair value of disposed equity securities	$ 2,000	$ 1,812,000	$ 453,000	$ 1,814,000	$ 938,000
Cumulative after-tax gain/(loss) on equity securities designated at FVOCI	20	539,000	39,000	539,000	21,000
Dividend income	$ 9,000	$ 36,000	$ 33,000	$ 45,000	$ 80,000